Bonds - Summary of Bonds Issued (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	S/ 924,042	S/ 937,042
Current	44,737	39,167
Non-current	879,305	897,875
GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	618,497	611,660	S/ 603,657	S/ 604,031
Current	15,742	13,422
Non-current	602,755	598,238
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	305,545	325,382	S/ 343,910	S/ 363,684
Current	28,995	25,745
Non-current	S/ 276,550	S/ 299,637